UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08403

AB INSTITUTIONAL FUNDS, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Institutional Funds, Inc.

AB Global Real Estate Investment Fund II

Portfolio of Investments

July 31, 2016 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Equity: Other - 32.0%
Diversified/Specialty - 24.4%
Alexandria Real Estate Equities, Inc.	36,830	$4,136,009
Armada Hoffler Properties, Inc.	198,330	2,969,000
Buzzi Unicem SpA	87,010	1,746,312
CBRE Group, Inc.-Class A (a)	73,410	2,088,515
Cheung Kong Property Holdings Ltd.	1,255,000	9,005,514
Colony Starwood Homes (b)	154,590	5,064,368
East Japan Railway Co.	19,500	1,788,729
Four Corners Property Trust, Inc.	105,940	2,299,957
Frasers Centrepoint Ltd. (b)	87,300	98,799
Fukuoka REIT Corp.	962	1,992,687
GPT Group (The)	887,790	3,786,435
Gramercy Property Trust	502,860	5,023,571
ICADE	39,560	3,051,991
IMMOFINANZ AG (a)	829,720	1,806,456
Kaisa Group Holdings Ltd. (a) (b) (c) (d)	4,266,000	214,444
Kennedy Wilson Europe Real Estate PLC	280,925	3,695,849
LendLease Group	315,400	3,219,137
Mapletree Commercial Trust (b)	1,133,400	1,339,926
Merlin Properties Socimi SA	350,972	4,020,970
Mitsubishi Estate Co., Ltd.	148,000	2,752,441
Mitsui Fudosan Co., Ltd.	289,000	6,255,608
New World Development Co., Ltd.	2,298,706	2,678,901
Premier Investment Corp.	1,667	2,280,248
Sino Land Co., Ltd.	1,046,000	1,871,561
Spirit Realty Capital, Inc.	70,120	958,540
STORE Capital Corp.	163,610	5,102,996
Sumitomo Realty & Development Co., Ltd.	149,000	3,855,261
Sun Hung Kai Properties Ltd.	121,908	1,749,191
TLG Immobilien AG	49,600	1,110,462
UOL Group Ltd.	781,276	3,370,841
Wharf Holdings Ltd. (The)	259,000	1,789,946

		91,124,665

Health Care - 5.3%
Assura PLC	1,353,710	1,054,337
Care Capital Properties, Inc.	121,680	3,599,294
HCP, Inc.	43,300	1,698,659
LTC Properties, Inc.	47,277	2,530,738
Ventas, Inc.	123,010	9,368,442
Welltower, Inc.	18,470	1,465,225

		19,716,695

Triple Net - 2.3%
National Retail Properties, Inc.	122,390	6,506,252
Realty Income Corp.	29,340	2,096,930

		8,603,182

		119,444,542

Residential - 20.4%
Multi-Family - 14.9%
Apartment Investment & Management Co.-Class A	91,630	4,212,231
AvalonBay Communities, Inc.	66,540	12,353,151

Company	Shares	U.S. $ Value
China Overseas Land & Investment Ltd.	1,130,000	$3,727,380
China Resources Land Ltd.	840,000	2,095,235
CIFI Holdings Group Co., Ltd.	5,464,800	1,425,946
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	1,544,260	1,383,223
Independence Realty Trust, Inc.	358,850	3,244,004
Japan Rental Housing Investments, Inc.	2,229	1,913,445
Kenedix Residential Investment Corp. (b)	643	1,753,318
Killam Apartment Real Estate Investment Trust	205,840	2,060,528
Mid-America Apartment Communities, Inc.	45,240	4,796,345
Mirvac Group	1,989,050	3,327,502
Sun Communities, Inc.	66,768	5,284,687
UNITE Group PLC (The)	366,130	3,068,324
Vonovia SE	123,293	4,888,240

		55,533,559

Self Storage - 4.3%
Big Yellow Group PLC	197,990	1,856,161
Extra Space Storage, Inc.	61,500	5,290,230
National Storage Affiliates Trust	161,780	3,457,238
Public Storage	11,653	2,784,135
Sovran Self Storage, Inc.	28,030	2,869,431

		16,257,195

Student Housing - 1.2%
Education Realty Trust, Inc.	94,280	4,538,639

		76,329,393

Retail - 20.4%
Regional Mall - 8.0%
General Growth Properties, Inc.	63,070	2,015,086
Simon Property Group, Inc.	99,400	22,567,776
Taubman Centers, Inc.	62,880	5,088,250

		29,671,112

Shopping Center/Other Retail - 12.4%
Aeon Mall Co., Ltd.	132,700	1,782,817
DDR Corp.	81,170	1,602,296
Fibra Shop Portafolios Inmobiliarios SAPI de CV	1,365,254	1,245,112
Frontier Real Estate Investment Corp.	422	2,260,180
Kite Realty Group Trust	181,180	5,509,684
Klepierre	90,364	4,333,036
Link REIT	832,860	6,222,408
Mercialys SA	128,780	3,010,753
Parque Arauco SA	601,810	1,332,963
Ramco-Gershenson Properties Trust	209,469	4,155,865
Regency Centers Corp.	79,410	6,744,291
Retail Opportunity Investments Corp.	118,231	2,699,214
Scentre Group	1,374,011	5,537,909

		46,436,528

		76,107,640

Office - 14.4%
Office - 14.4%
Allied Properties Real Estate Investment Trust	94,848	2,878,166
alstria office REIT-AG (a)	339,702	4,730,878
Boston Properties, Inc.	65,054	9,246,125
Brandywine Realty Trust	262,590	4,429,893

Company	Shares	U.S. $ Value
CA Immobilien Anlagen AG (a)	107,090	$2,012,551
CapitaLand Commercial Trust	2,929,700	3,298,330
Dream Office Real Estate Investment Trust	145,341	2,106,117
Empire State Realty Trust, Inc.-Class A	162,700	3,415,073
Equity Commonwealth (a)	94,640	2,841,093
Highwoods Properties, Inc.	73,200	4,078,704
Inmobiliaria Colonial SA	414,986	3,283,705
Investa Office Fund	742,644	2,586,686
Kenedix Office Investment Corp.-Class A	586	3,666,232
MCUBS MidCity Investment Corp. (b)	490	1,788,538
Workspace Group PLC	352,240	3,288,329

		53,650,420

Industrials - 7.4%
Industrial Warehouse Distribution - 5.3%
DCT Industrial Trust, Inc.	60,270	3,026,759
GLP J-Reit	1,518	1,935,745
Granite Real Estate Investment Trust	63,000	1,954,890
Macquarie Mexico Real Estate Management SA de CV (a)	646,790	827,546
Pure Industrial Real Estate Trust	455,540	1,904,989
Rexford Industrial Realty, Inc.	225,750	5,160,645
Segro PLC	484,500	2,838,865
Warehouses De Pauw CVA	19,780	2,039,576

		19,689,015

Mixed Office Industrial - 2.1%
Axiare Patrimonio SOCIMI SA	139,140	1,898,159
Goodman Group	694,520	3,983,344
Kungsleden AB	283,260	2,110,444

		7,991,947

		27,680,962

Lodging - 2.4%
Lodging - 2.4%
Chesapeake Lodging Trust	76,000	1,920,520
Pebblebrook Hotel Trust	76,190	2,259,034
Summit Hotel Properties, Inc.	221,787	3,144,940
Wyndham Worldwide Corp.	24,820	1,762,716

		9,087,210

Mortgage - 1.4%
Mortgage - 1.4%
Blackstone Mortgage Trust, Inc.-Class A	62,500	1,813,125
Concentradora Hipotecaria SAPI de CV	1,086,000	1,553,414
First American Financial Corp.	43,640	1,824,589

		5,191,128

Real Estate - 0.5%
Developers - 0.5%
Transurban Group	201,190	1,922,292

Total Common Stocks (cost $323,142,925)		369,413,587

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (e) (f) (cost $1,669,030)	1,669,030	$1,669,030

Total Investments Before Security Lending Collateral - 99.3% (cost $324,811,955)		371,082,617

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%
Investment Companies - 1.9%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.24% (e) (f) (cost $7,144,402)	7,144,402	7,144,402

Total Investments - 101.2% (cost $331,956,357) (g)		378,227,019
Other assets less liabilities - (1.2)%		(4,636,124)

Net Assets - 100.0%		$373,590,895

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	MXN	62,850	USD	3,452	8/16/16	$104,502
Barclays Bank PLC	SEK	23,918	USD	2,889	8/16/16	92,056
Barclays Bank PLC	USD	1,045	CNY	6,886	8/16/16	(5,878)
Barclays Bank PLC	USD	3,271	SEK	26,336	8/16/16	(191,634)
BNP Paribas SA	CAD	2,571	USD	2,037	8/16/16	67,202
BNP Paribas SA	CNY	27,844	USD	4,228	8/16/16	27,617
Citibank, NA	USD	1,254	SGD	1,732	8/16/16	37,763
Credit Suisse International	EUR	2,244	USD	2,512	8/16/16	1,585
Credit Suisse International	USD	3,077	NZD	4,242	11/16/16	(27,828)
Deutsche Bank AG	SGD	3,802	USD	2,804	8/16/16	(31,323)
HSBC Bank USA	CAD	1,549	USD	1,183	8/16/16	(3,895)
HSBC Bank USA	USD	1,641	GBP	1,143	8/16/16	(127,777)
JPMorgan Chase Bank	JPY	155,595	USD	1,489	8/16/16	(37,019)
JPMorgan Chase Bank	USD	728	AUD	955	8/16/16	(2,144)
JPMorgan Chase Bank	USD	895	JPY	97,593	8/16/16	62,148
Morgan Stanley & Co., Inc.	AUD	2,507	USD	1,895	8/16/16	(9,402)
Royal Bank of Scotland PLC	AUD	726	USD	520	8/16/16	(31,328)
Royal Bank of Scotland PLC	EUR	2,781	USD	3,156	8/16/16	44,831
Royal Bank of Scotland PLC	GBP	1,143	USD	1,682	8/16/16	168,639
Royal Bank of Scotland PLC	JPY	97,593	USD	882	8/16/16	(74,704)
Royal Bank of Scotland PLC	USD	3,122	CHF	3,019	8/16/16	(4,500)
Societe Generale	USD	6,087	JPY	668,878	8/16/16	471,151

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	EUR	1,249	USD	1,418	8/16/16	$21,362
State Street Bank & Trust Co.	USD	112	CAD	141	8/16/16	(3,774)
State Street Bank & Trust Co.	USD	2,125	SEK	17,455	8/16/16	(84,156)

						$463,494

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $58,576,223 and gross unrealized depreciation of investments was $(12,305,561), resulting in net unrealized appreciation of $46,270,662.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
USD	-	United States Dollar

Glossary:

REIT	-	Real Estate Investment Trust

Country Breakdown*

July 31, 2016 (unaudited)

53.6%	United States
9.2%	Japan
6.6%	Australia
6.3%	Hong Kong
4.3%	United Kingdom
2.9%	Canada
2.9%	Germany
2.8%	France
2.5%	Spain
2.2%	Singapore
2.0%	China
1.0%	Austria
1.0%	Mexico
2.3%	Other
0.4%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.6% or less in the following countries: Belgium, Chile, Italy, Sweden and Turkey.

AB Institutional Funds, Inc.

AB Global Real Estate Investment Fund II

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities:	Level 1		Level 2		Level 3		Total
Assets:
Common Stocks:
Equity: Other	$57,302,759		$61,927,339		$214,444		$119,444,542
Residential	50,890,619		25,438,774		– 0	–	76,329,393
Retail	52,960,537		23,147,103		– 0	–	76,107,640
Office	28,995,171		24,655,249		– 0	–	53,650,420
Industrials	12,874,829		14,806,133		– 0	–	27,680,962
Lodging	9,087,210		– 0	–	– 0	–	9,087,210
Mortgage	5,191,128		– 0	–	– 0	–	5,191,128
Real Estate	– 0	–	1,922,292		– 0	–	1,922,292
Short-Term Investments	1,669,030		– 0	–	– 0	–	1,669,030
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,144,402		– 0	–	– 0	–	7,144,402

Total Investments in Securities	226,115,685		151,896,890	(a)	214,444		378,227,019

Other Financial Instruments(b):
Assets:
Forward Currency Exchange Contracts	– 0	–	1,098,856		– 0	–	1,098,856
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(635,362)		– 0	–	(635,362)

Total(c)(d)	$226,115,685		$152,360,384		$214,444		$378,690,513

(a)

A significant portion of the Fund’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.

(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
(c)	An amount of $6,859,084 was transferred from Level 1 to Level 2 due to the above mentioned foreign equity fair valuation using third party vendor modeling tools during the reporting period.
(d)	There were no transfers from Level 2 to Level 1 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks - Equity: Other		Total
Balance as of 10/31/15	$782,131		$782,131
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(567,687)		(567,687)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/16	$214,444		$214,444

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(567,687)		$(567,687)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc. – Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)

$ 2,780	$ 74,551	$ 75,662	$ 1,669	$ 6

A Summary of the Fund’s transactions investments of cash collateral for securities loaned transactions is as follows:

AB Fixed Income Shares, Inc. - Government Money Market Portfolio

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)

$ – 0 –	$ 16,326	$ 9,182	$ 7,144	$ 1

AB Exchange Reserves

Market Value 10/31/15 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 7/31/16 (000)	Dividend Income (000)

$ 14,650	$ 97,219	$ 111,869	$ – 0 –	$ 15

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Institutional Funds, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016